Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 1,788,402	$ 401,534	$ 536,554
Adjustments to reconcile net income to net cash used in operating activities:
Bad debt written off	247,736
Depreciation	3,302	4,851	6,697
Provision of expected credit losses	234,333	143,881	5,317
Amortization of operating lease right-of-use assets	35,368	37,087	38,114
Deferred tax benefits	(39,191)	(23,303)	(1,549)
Change in operating assets and liabilities:
Accounts receivable, net	(4,381,674)	(959,509)	(508,500)
Prepaid expenses	(11,279,348)	(284)	67
Other assets, net	3,694	14,289	189,974
Accounts payable	282,125	(56,996)	(303,094)
Contract liabilities	292	(38,529)	(93,932)
Income tax payable	287,985	193,991	136,276
Operating lease liabilities	(36,330)	(38,589)	(38,721)
Accrued expenses and other liabilities	852,157	221,783	73
Net cash used in operating activities	(12,001,149)	(99,794)	(32,724)
Cash flows from investing activities:
Purchases of property and equipment		(7,360)	(1,737)
Cash disposed on disposal of a subsidiary		(148)
Proceeds from related party on disposal of a subsidiary		6,737
Net cash used in investing activities		(771)	(1,737)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of offering costs	13,355,628
Proceeds from bank loans	222,582
Repayments of bank loans	(71,071)	(109,336)	(273,430)
Payments of offering costs related to IPO	(459,775)	(557,183)
Advance from related parties		711,670
Repayment to related parties	(739,823)	(191,994)	(16,253)
Net cash provided by (used in) financing activities	12,307,541	(146,843)	(289,683)
Net increase (decrease) in cash and cash equivalents	306,392	(247,408)	(324,144)
Effect of exchange rate changes on cash and cash equivalents	86,451	(244)	2,187
Cash and cash equivalents, beginning of year	371,918	619,570	941,527
Cash and cash equivalents, end of year	764,761	371,918	619,570
Supplemental disclosures of cash flow information:
Income tax paid (refund)	271,689	3,376	(51,648)
Interest received	300	203	341
Interest paid	20,168	19,628	21,299
IPO offering costs paid	459,775	557,183
Supplemental disclosures of non-cash information:
Deferred IPO cost charged to additional paid-in capital	2,688,050
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		$ 113,203